Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	SUNCAR TECHNOLOGY GROUP INC.
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No.2
Entity Central Index Key	0001936804
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 209
Entity Address, Address Line Two	No. 656 Lingshi Road
Entity Address, Address Line Three	Jing’an District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200072
Entity Address, Country	CN
City Area Code	(86)
Local Phone Number	138-1779-6110
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	302-738-6680
Contact Personnel Name	Puglisi & Associates
Entity Address, State or Province	DE